Short-Term Deposits - Schedule of Short-Term Deposits Balance (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Short Term Deposits [Line Items]
Short Term Deposits	¥ 8,351,945	$ 1,310,602	¥ 5,974,790
RMB [Member]
Short Term Deposits [Line Items]
Short Term Deposits	2,460,000		1,800,000
US$ [Member]
Short Term Deposits [Line Items]
Short Term Deposits	¥ 5,891,945	$ 924,125	¥ 4,174,790	$ 639,824